ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION [Abstract]
Allocation of Purchase Price

Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease	399,193
Intangible assets-customer relationship	6,990
Intangible assets-franchise agreement	48,770
Intangible assets-brand	684,300
Unfavorable lease liability	(392,608)
Goodwill	1,806,846
Net deferred tax liability, non-current	(243,713)

Total purchase price	2,869,045

Pro Forma Financial Information

(in RMB)	2010	2011
	(unaudited)	(unaudited)

Net revenues	4,599,322	4,753,563
Income from operations	635,700	290,302
Net income	306,948	255,998

Basic	3.45	2.84
Diluted	3.29	0.23